INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING	12 Months Ended
Dec. 31, 2017
Disclosure of interbank deposits and repurchase agreements and other similar secured borrowing [Abstract]
Disclosure of interbank deposits and repurchase agreements and other similar secured borrowing [text Block]
NOTE 15. INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING

The following table sets forth information regarding the money market operations recognized as liabilities in the statement of financial position:

Interbank and repurchase agreements and other similar secured borrowing	December 31, 2017	December 31, 2016
In millions of COP
Interbank Deposits
Interbank liabilities	1,084,591	341,856
Total interbank	1,084,591	341,856
Repurchase agreements and other similar secured borrowing
Short selling operations	607,536	880,705
Temporary transfer of securities	2,628,592	918,470
Repurchase agreements	-	124,835
Total Repurchase agreements and other similar secured borrowing (1)	3,236,128	1,924,010
Total money market transactions	4,320,719	2,265,866

(1)	Total repo liabilities have maturities of less than 30 days.

Offsetting of Repurchase and Resale Agreements

For the Bank and its Colombian subsidiaries, substantially all of repurchase and resale activities are transacted under legally enforceable repurchase agreements that give the Bank, in the event of default by the counterparty, the right to liquidate securities held with the same counterparty. However, the local law for certain jurisdictions outside of Colombia is unclear to determine the enforceability of offsetting rights.

The Bank does not offset repurchase and resale transactions with the same counterparty on the consolidated statement of financial position.

The table below presents repurchases and resale transactions included in the consolidated statement of financial position at December 31, 2017 and 2016:

As of December 31, 2017

	Assets / liabilities gross	Amounts offset in the statement of financial position	Net balance presented in the statement of financial position	Financial instruments as collaterals	Assets / liabilities net
In millions of COP
Securities purchased under resale agreements(1)	881,061	-	881,061	(881,061)	-
Securities sold under repurchase agreements	(3,236,128)	-	(3,236,128)	3,236,128	-
Total repurchase and resale agreements	(2,355,067)	-	(2,355,067)	2,355,067	-

(1)	The amount includes those presented as cash and cash equivalents and those presented as other assets.

As of December 31, 2016

	Assets / liabilities gross	Amounts offset in the statement of financial position	Net balance presented in the statement of financial position	Financial instruments as collaterals	Assets / liabilities net
In millions of COP
Securities purchased under resale agreements(1)	2,643,707	-	2,643,707	(2,643,707)	-
Securities sold under repurchase agreements	(1,924,010)	-	(1,924,010)	1,924,010	-
Total repurchase and resale agreements	719,697	-	719,697	(719,697)	-

(1)	The amount includes those presented as cash and cash equivalents and those presented as other assets.

For further information about offsetting of other financial assets and liabilities see Note 5 Financial assets investments and derivatives.